7. Convertible Promissory Notes	12 Months Ended
Dec. 31, 2015
Notes
7. Convertible Promissory Notes

7. CONVERTIBLE PROMISSORY NOTES

Pursuant to a term sheet offering of $2,000,000, the Company during the year ended December 31, 2015 issued convertible promissory notes to various accredited investors amounting to $1,368,978. These notes have a maturity date of 24 months and carry annual interest rate of 11%. The note holders have the right until any time until the note is fully paid, to convert any outstanding and unpaid principal portion of the note, and accrued interest, into fully paid and non-assessable shares of Common Stock. The note has a conversion price initially set at $1.78. Upon any future financings completed by the Company, the conversion price will reset to 75% of the future financing pricing. These notes do not contain prepayment penalties upon redemption.  These debentures are secured by all of the present and after acquired property of the Company. However, the Company can force conversion of these notes, if during the term of the agreement, the Company completes a public listing and the Common Share price exceeds the conversion price for at least 20 consecutive trading days. At the closing of the Notes, the Company issued cash (7%) and warrants (7% of the number of Common Shares into which the Notes may be converted) to a brokers. The brokers receive 3% in cash and warrants for those investors in the Presidents List.  The warrants have a term of 24 months and a similar reset provision based on future financings.

The embedded conversion features and reset feature in the notes and broker warrants have been accounted for as a derivative liability based on FASB guidance (refer Note 8).

The details of the outstanding convertible promissory notes are as follows:

$
Face value of convertible promissory notes issued during the year	1,368,978
Discount recognised at issuance due to embedded derivatives	(479,479)
Cash issuance costs	(79,829)
Fair value of broker warrants at issuance	(85,767)
Accretion expense for the year	59,875
Accreted value of convertible promissory notes as at December 31, 2015	783,778

The Company incurred $79,829 in cash as issuance costs and issued 43,161broker warrants.  The cash issuance costs and fair value of these warrants at issuance have been adjusted against the liability and accreted over the term of these notes using an effective interest rate ranging from 20.5% to 30.5%.

As explained in detail in Note 13, all outstanding convertible promissory notes were exchanged/adjusted pursuant to Exchange Agreement effective February 2, 2016.